John Hancock
Managed Account Shares
Quarterly portfolio holdings 8/31/2022

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.2%				$39,529,217
(Cost $44,356,240)
Communication services 4.8%				1,929,037
Diversified telecommunication services 0.4%
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	22,174
Telefonica Emisiones SA	5.213	03-08-47	165,000	142,738
Media 2.7%
Charter Communications Operating LLC	3.900	06-01-52	200,000	135,510
Charter Communications Operating LLC	4.200	03-15-28	421,000	396,910
Charter Communications Operating LLC	4.800	03-01-50	225,000	176,607
Charter Communications Operating LLC	5.750	04-01-48	229,000	203,763
Charter Communications Operating LLC	6.484	10-23-45	195,000	186,135
Wireless telecommunication services 1.7%
T-Mobile USA, Inc.	2.050	02-15-28	278,000	241,270
T-Mobile USA, Inc.	3.300	02-15-51	85,000	60,870
T-Mobile USA, Inc.	3.750	04-15-27	22,000	21,096
T-Mobile USA, Inc.	3.875	04-15-30	370,000	341,964
Consumer discretionary 12.1%				4,923,172
Automobiles 5.1%
General Motors Company	4.200	10-01-27	264,000	253,547
General Motors Company	5.400	10-15-29	210,000	204,884
General Motors Financial Company, Inc.	2.400	10-15-28	712,000	592,041
General Motors Financial Company, Inc.	3.600	06-21-30	593,000	513,146
Hyundai Capital America (A)	2.375	10-15-27	360,000	313,807
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	225,000	201,433
Hotels, restaurants and leisure 6.2%
Choice Hotels International, Inc.	3.700	12-01-29	250,000	221,330
Choice Hotels International, Inc.	3.700	01-15-31	75,000	65,433
Expedia Group, Inc.	2.950	03-15-31	66,000	55,211
Expedia Group, Inc.	3.250	02-15-30	330,000	285,393
Expedia Group, Inc.	3.800	02-15-28	530,000	492,963
Expedia Group, Inc.	4.625	08-01-27	367,000	357,265
Expedia Group, Inc.	5.000	02-15-26	316,000	316,743
Marriott International, Inc.	4.625	06-15-30	200,000	191,014
Marriott International, Inc.	4.650	12-01-28	553,000	542,418
Internet and direct marketing retail 0.7%
eBay, Inc.	2.700	03-11-30	340,000	293,143
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	25,000	23,401
Consumer staples 3.7%				1,498,314
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	167,000	151,459
Food products 3.3%
JBS USA LUX SA (A)	3.625	01-15-32	320,000	276,803
JBS USA LUX SA (A)	5.750	04-01-33	585,000	582,759
Kraft Heinz Foods Company	4.375	06-01-46	235,000	199,628
Kraft Heinz Foods Company	5.000	06-04-42	79,000	73,614
Kraft Heinz Foods Company	5.500	06-01-50	215,000	214,051
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 13.6%				$5,541,130
Oil, gas and consumable fuels 13.6%
Aker BP ASA (A)	3.100	07-15-31	637,000	535,819
Aker BP ASA (A)	3.750	01-15-30	150,000	134,819
Aker BP ASA (A)	4.000	01-15-31	150,000	135,402
Continental Resources, Inc.	4.900	06-01-44	82,000	64,356
Diamondback Energy, Inc.	3.125	03-24-31	69,000	59,494
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	205,000	187,570
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	154,000	144,632
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	255,000	241,119
Energy Transfer LP	4.200	04-15-27	83,000	79,575
Energy Transfer LP	5.150	03-15-45	168,000	144,857
Energy Transfer LP	5.250	04-15-29	919,000	895,986
Energy Transfer LP	5.400	10-01-47	60,000	53,453
Energy Transfer LP	5.500	06-01-27	325,000	328,274
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	239,000	206,799
EQT Corp.	7.000	02-01-30	100,000	107,009
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	24,974
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	70,000	68,198
MPLX LP	4.000	03-15-28	263,000	251,599
MPLX LP	4.125	03-01-27	12,000	11,633
MPLX LP	4.250	12-01-27	50,000	48,312
MPLX LP	4.950	09-01-32	104,000	100,763
Ovintiv, Inc.	7.200	11-01-31	23,000	24,715
Sabine Pass Liquefaction LLC	4.200	03-15-28	82,000	77,309
Sabine Pass Liquefaction LLC	4.500	05-15-30	504,000	482,495
Sabine Pass Liquefaction LLC	5.000	03-15-27	225,000	224,219
Targa Resources Corp.	4.950	04-15-52	215,000	185,389
Targa Resources Partners LP	4.000	01-15-32	225,000	197,036
The Williams Companies, Inc.	3.750	06-15-27	249,000	240,253
The Williams Companies, Inc.	4.650	08-15-32	148,000	142,679
TransCanada PipeLines, Ltd.	4.250	05-15-28	146,000	142,392
Financials 17.4%				7,093,150
Banks 8.3%
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	192,000	165,127
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	100,000	95,644
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	50,938
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	94,000	76,882
Citigroup, Inc.	3.200	10-21-26	400,000	382,080
Citizens Financial Group, Inc.	3.250	04-30-30	115,000	101,428
Credit Agricole SA (A)	2.811	01-11-41	250,000	168,661
Credit Agricole SA (A)	3.250	01-14-30	360,000	303,843
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	65,925
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	135,000	135,820
Lloyds Banking Group PLC	4.450	05-08-25	200,000	198,055
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	189,617
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	143,000	124,352
Santander Holdings USA, Inc.	3.244	10-05-26	400,000	371,952
Santander Holdings USA, Inc.	3.450	06-02-25	275,000	262,916
Santander Holdings USA, Inc.	4.400	07-13-27	225,000	216,620
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	190,000	153,520
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	43,000	39,825
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	6.460	11-01-22	58,000	$57,464
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	226,000	224,864
Capital markets 5.1%
Ares Capital Corp.	2.150	07-15-26	227,000	197,159
Ares Capital Corp.	2.875	06-15-28	116,000	96,353
Ares Capital Corp.	3.875	01-15-26	270,000	253,925
Ares Capital Corp.	4.200	06-10-24	34,000	33,695
Blackstone Private Credit Fund	2.350	11-22-24	147,000	136,554
Blackstone Private Credit Fund	2.700	01-15-25	116,000	107,622
Blackstone Private Credit Fund	3.250	03-15-27	33,000	28,312
Blackstone Private Credit Fund	4.000	01-15-29	163,000	140,506
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	200,000	169,906
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	260,000	221,650
Lazard Group LLC	4.375	03-11-29	27,000	25,841
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	172,521
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	95,000	76,523
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	219,000	168,583
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	184,000	151,081
The Goldman Sachs Group, Inc.	3.850	01-26-27	83,000	80,413
Consumer finance 0.4%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	161,000	154,408
Diversified financial services 0.1%
Jefferies Group LLC	4.850	01-15-27	47,000	46,671
Insurance 3.5%
Athene Holding, Ltd.	3.500	01-15-31	418,000	358,912
CNO Financial Group, Inc.	5.250	05-30-29	130,000	125,691
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	234,000	239,794
New York Life Insurance Company (A)	3.750	05-15-50	24,000	19,965
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	235,000	195,848
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (A)	5.100	10-16-44	200,000	199,503
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	98,000	91,024
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	69,035
SBL Holdings, Inc. (A)	5.000	02-18-31	105,000	83,980
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	62,142
Health care 6.9%				2,797,431
Health care providers and services 6.1%
AmerisourceBergen Corp.	2.800	05-15-30	113,000	98,358
CVS Health Corp.	3.750	04-01-30	217,000	203,791
CVS Health Corp.	4.300	03-25-28	220,000	217,488
CVS Health Corp.	5.050	03-25-48	333,000	320,617
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	580,000	450,513
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	370,000	329,461
HCA, Inc.	4.125	06-15-29	346,000	318,505
Universal Health Services, Inc. (A)	1.650	09-01-26	300,000	259,115
Universal Health Services, Inc. (A)	2.650	10-15-30	359,000	283,011
Pharmaceuticals 0.8%
Royalty Pharma PLC	1.750	09-02-27	25,000	21,722
Viatris, Inc.	2.700	06-22-30	280,000	220,544
Viatris, Inc.	4.000	06-22-50	115,000	74,306
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 15.5%				$6,320,024
Aerospace and defense 4.3%
DAE Funding LLC (A)	3.375	03-20-28	400,000	355,993
Huntington Ingalls Industries, Inc.	4.200	05-01-30	128,000	119,135
The Boeing Company	3.200	03-01-29	104,000	91,886
The Boeing Company	5.040	05-01-27	536,000	534,388
The Boeing Company	5.150	05-01-30	646,000	635,800
Airlines 5.6%
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	178,595	163,244
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	107,861	99,184
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	34,474	27,719
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	18,153	13,621
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	140,038	123,623
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	306,000	255,957
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	21,858	20,401
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	53,978	56,095
Delta Air Lines, Inc. (A)	4.750	10-20-28	381,000	363,983
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	31,159	26,527
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	284,007	261,670
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	109,690	87,484
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	212,880	176,760
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	460,060	454,076
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	39,800	37,578
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	14,492	14,428
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	108,442	106,408
Building products 0.4%
Owens Corning	3.950	08-15-29	178,000	166,974
Professional services 0.4%
CoStar Group, Inc. (A)	2.800	07-15-30	196,000	159,778
Trading companies and distributors 4.4%
AerCap Ireland Capital DAC	1.650	10-29-24	10,000	9,253
AerCap Ireland Capital DAC	1.750	01-30-26	430,000	379,040
AerCap Ireland Capital DAC	2.450	10-29-26	956,000	842,956
Air Lease Corp.	2.100	09-01-28	180,000	147,720
Air Lease Corp.	2.875	01-15-26	40,000	36,898
Air Lease Corp.	3.625	12-01-27	20,000	18,232
Ashtead Capital, Inc. (A)	4.250	11-01-29	410,000	376,168
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	200,000	157,045
Information technology 11.0%				4,479,769
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	151,000	119,798
Motorola Solutions, Inc.	2.750	05-24-31	160,000	130,461
IT services 0.6%
CGI, Inc.	1.450	09-14-26	125,000	110,547
VeriSign, Inc.	2.700	06-15-31	175,000	143,610
Semiconductors and semiconductor equipment 7.0%
Broadcom, Inc. (A)	3.419	04-15-33	220,000	181,461
Broadcom, Inc.	4.750	04-15-29	582,000	571,818
Broadcom, Inc. (A)	4.926	05-15-37	188,000	167,478
Marvell Technology, Inc.	2.450	04-15-28	295,000	256,248
Micron Technology, Inc.	4.185	02-15-27	280,000	272,529
Micron Technology, Inc.	5.327	02-06-29	1,062,000	1,046,884
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV	3.875	06-18-26	260,000	$251,481
Qorvo, Inc. (A)	3.375	04-01-31	125,000	100,075
Software 1.0%
Autodesk, Inc.	2.850	01-15-30	20,000	17,746
Oracle Corp.	2.950	04-01-30	132,000	112,658
VMware, Inc.	4.700	05-15-30	195,000	184,759
Workday, Inc.	3.800	04-01-32	115,000	105,224
Technology hardware, storage and peripherals 1.8%
CDW LLC	3.569	12-01-31	176,000	147,829
Dell International LLC	4.900	10-01-26	235,000	235,906
Dell International LLC	5.300	10-01-29	129,000	127,830
Dell International LLC	8.350	07-15-46	23,000	27,830
Western Digital Corp.	4.750	02-15-26	174,000	167,597
Materials 2.9%				1,176,797
Chemicals 0.4%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	200,000	163,000
Metals and mining 2.5%
Anglo American Capital PLC (A)	4.750	04-10-27	200,000	195,905
Freeport-McMoRan, Inc.	4.250	03-01-30	255,000	230,939
Freeport-McMoRan, Inc.	4.625	08-01-30	250,000	231,433
Freeport-McMoRan, Inc.	5.450	03-15-43	200,000	180,045
Newmont Corp.	2.800	10-01-29	201,000	175,475
Real estate 8.0%				3,242,734
Equity real estate investment trusts 8.0%
American Homes 4 Rent LP	4.250	02-15-28	37,000	35,350
American Tower Corp.	3.800	08-15-29	215,000	199,036
Crown Castle, Inc.	3.300	07-01-30	55,000	48,754
Crown Castle, Inc.	3.650	09-01-27	73,000	69,466
Crown Castle, Inc.	3.800	02-15-28	51,000	48,085
Equinix, Inc.	1.550	03-15-28	69,000	58,511
Equinix, Inc.	2.500	05-15-31	1,001,000	821,163
Equinix, Inc.	3.200	11-18-29	94,000	84,181
GLP Capital LP	3.250	01-15-32	62,000	50,193
GLP Capital LP	4.000	01-15-30	257,000	225,232
GLP Capital LP	5.375	04-15-26	230,000	226,017
Host Hotels & Resorts LP	3.375	12-15-29	230,000	196,826
Host Hotels & Resorts LP	3.500	09-15-30	197,000	166,943
Host Hotels & Resorts LP	3.875	04-01-24	175,000	172,857
Host Hotels & Resorts LP	4.000	06-15-25	325,000	313,914
Host Hotels & Resorts LP	4.500	02-01-26	205,000	200,022
VICI Properties LP (A)	4.125	08-15-30	54,000	47,480
VICI Properties LP	4.375	05-15-25	62,000	60,541
VICI Properties LP (A)	4.625	12-01-29	198,000	182,903
VICI Properties LP	5.125	05-15-32	37,000	35,260
Utilities 1.3%				527,659
Electric utilities 1.3%
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	56,508
NRG Energy, Inc. (A)	4.450	06-15-29	60,000	54,331
Vistra Operations Company LLC (A)	3.700	01-30-27	143,000	129,791
Vistra Operations Company LLC (A)	4.300	07-15-29	301,000	270,498
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.0%

NiSource, Inc.	3.600	05-01-30	18,000	$16,531

Municipal bonds 0.9%				$369,859
(Cost $486,291)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,679
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	93,000	73,371
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	91,973
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	53,166
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	23,130
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	103,540

Total investments (Cost $44,842,531) 98.1%	$39,899,076
Other assets and liabilities, net 1.9%	767,658
Total net assets 100.0%	$40,666,734

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,838,670 or 19.3% of the portfolio’s net assets as of 8-31-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The portfolio had the following country composition as a percentage of net assets on 8-31-22:
United States	83.8%
Ireland	3.0%
Canada	2.0%
Norway	2.0%
United Kingdom	1.6%
Japan	1.5%
France	1.2%
Netherlands	1.0%
Germany	1.0%
Other countries	2.9%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.6%				$203,075
(Cost $280,687)
Argentina 0.6%				203,075
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	774,000	203,075

Corporate bonds 93.5%				$31,991,232
(Cost $36,384,283)
Communication services 17.8%				6,081,301
Diversified telecommunication services 3.7%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	177,500
Connect Finco SARL (A)	6.750	10-01-26	226,000	207,237
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (A)	4.750	10-15-28	148,000	$133,381
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	160,908
Switch, Ltd. (A)	3.750	09-15-28	55,000	54,499
Telecom Argentina SA (A)	8.000	07-18-26	94,000	84,937
Telesat Canada (A)	5.625	12-06-26	84,000	48,971
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	157,500
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	289,000	260,100
Entertainment 4.9%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26	195,000	156,731
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	190,000	150,488
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	116,000	105,560
Netflix, Inc.	4.875	04-15-28	400,000	389,000
Netflix, Inc. (A)	4.875	06-15-30	173,000	165,237
Netflix, Inc. (A)	5.375	11-15-29	45,000	44,325
Netflix, Inc.	5.875	11-15-28	290,000	293,251
Playtika Holding Corp. (A)	4.250	03-15-29	34,000	28,999
WMG Acquisition Corp. (A)	3.000	02-15-31	254,000	201,613
WMG Acquisition Corp. (A)	3.875	07-15-30	154,000	132,440
Interactive media and services 0.8%
Match Group Holdings II LLC (A)	3.625	10-01-31	75,000	58,668
Match Group Holdings II LLC (A)	4.125	08-01-30	132,000	109,222
Twitter, Inc. (A)	3.875	12-15-27	120,000	111,666
Media 5.6%
Cable One, Inc. (A)	4.000	11-15-30	84,000	69,941
CCO Holdings LLC (A)	4.500	06-01-33	134,000	105,190
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	242,000	197,594
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	180,000	169,891
News Corp. (A)	3.875	05-15-29	129,000	112,230
News Corp. (A)	5.125	02-15-32	79,000	72,680
Radiate Holdco LLC (A)	6.500	09-15-28	137,000	102,029
Sirius XM Radio, Inc. (A)	4.000	07-15-28	203,000	176,869
Sirius XM Radio, Inc. (A)	5.000	08-01-27	257,000	241,935
Stagwell Global LLC (A)	5.625	08-15-29	316,000	267,984
Townsquare Media, Inc. (A)	6.875	02-01-26	59,000	55,199
Univision Communications, Inc. (A)	4.500	05-01-29	59,000	51,610
Univision Communications, Inc. (A)	7.375	06-30-30	20,000	19,851
Videotron, Ltd. (A)	3.625	06-15-29	122,000	101,266
Virgin Media Finance PLC (A)	5.000	07-15-30	200,000	157,990
Wireless telecommunication services 2.8%
Millicom International Cellular SA (A)	6.250	03-25-29	180,000	170,401
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	204,820
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	175,500
Sprint Corp.	7.875	09-15-23	163,000	167,939
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	221,000	228,149
Consumer discretionary 16.6%				5,681,303
Auto components 0.3%
Dealer Tire LLC (A)	8.000	02-01-28	81,000	73,556
LCM Investments Holdings II LLC (A)	4.875	05-01-29	50,000	41,740
Automobiles 4.1%
Ford Motor Company	3.250	02-12-32	118,000	92,169
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	$167,076
Ford Motor Credit Company LLC	4.125	08-17-27	235,000	211,672
Ford Motor Credit Company LLC	4.134	08-04-25	600,000	566,806
Ford Motor Credit Company LLC	5.113	05-03-29	400,000	369,670
Diversified consumer services 1.3%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	190,144
Service Corp. International	4.000	05-15-31	153,000	130,771
Sotheby’s (A)	7.375	10-15-27	129,000	121,611
Hotels, restaurants and leisure 7.8%
Affinity Gaming (A)	6.875	12-15-27	112,000	97,259
Caesars Resort Collection LLC (A)	5.750	07-01-25	79,000	77,422
CCM Merger, Inc. (A)	6.375	05-01-26	75,000	70,483
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	103,113
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	118,000	95,263
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	203,000	185,501
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	105,000	86,678
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	149,000	131,837
International Game Technology PLC (A)	6.500	02-15-25	75,000	74,438
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	74,000	65,675
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	38,000	32,038
MGM Resorts International	4.750	10-15-28	281,000	246,998
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	151,000	132,503
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	190,000	167,153
New Red Finance, Inc. (A)	4.000	10-15-30	329,000	267,005
Premier Entertainment Sub LLC (A)	5.625	09-01-29	90,000	66,476
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	163,648
Royal Caribbean Cruises, Ltd. (A)	9.125	06-15-23	75,000	75,608
Travel + Leisure Company (A)	4.625	03-01-30	158,000	126,419
Travel + Leisure Company	6.600	10-01-25	79,000	79,551
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	91,000	81,387
Yum! Brands, Inc.	3.625	03-15-31	250,000	210,550
Yum! Brands, Inc. (A)	4.750	01-15-30	30,000	27,338
Household durables 1.7%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	55,000	43,753
Century Communities, Inc. (A)	3.875	08-15-29	225,000	180,845
Century Communities, Inc.	6.750	06-01-27	138,000	135,323
Empire Communities Corp. (A)	7.000	12-15-25	66,000	56,750
KB Home	4.000	06-15-31	168,000	132,521
KB Home	7.250	07-15-30	30,000	28,819
Multiline retail 0.2%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	36,000	31,158
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	20,000	17,100
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	19,000	15,778
Specialty retail 1.2%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	40,000	34,300
Asbury Automotive Group, Inc.	4.750	03-01-30	119,000	101,150
Group 1 Automotive, Inc. (A)	4.000	08-15-28	21,000	17,942
Ken Garff Automotive LLC (A)	4.875	09-15-28	96,000	80,513
Lithia Motors, Inc. (A)	3.875	06-01-29	59,000	49,797
Lithia Motors, Inc. (A)	4.375	01-15-31	84,000	73,920
Lithia Motors, Inc. (A)	4.625	12-15-27	29,000	26,853
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	28,000	25,223
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 4.7%				$1,621,379
Food and staples retailing 1.0%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	204,000	175,440
Albertsons Companies, Inc. (A)	3.250	03-15-26	79,000	71,207
Albertsons Companies, Inc. (A)	3.500	03-15-29	111,000	91,220
Food products 2.5%
BRF SA (A)	5.750	09-21-50	200,000	142,100
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	174,500
MARB BondCo PLC (A)	3.950	01-29-31	252,000	198,765
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	194,750
Post Holdings, Inc. (A)	5.500	12-15-29	152,000	139,294
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	80,000	68,758
Edgewell Personal Care Company (A)	5.500	06-01-28	91,000	84,039
Personal products 0.8%
Natura Cosmeticos SA (A)	4.125	05-03-28	200,000	165,306
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	116,000
Energy 10.1%				3,472,635
Energy equipment and services 0.5%
CSI Compressco LP (A)	7.500	04-01-25	88,000	80,248
CSI Compressco LP (A)	7.500	04-01-25	27,000	24,622
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	89,978	81,430
Oil, gas and consumable fuels 9.6%
Altera Infrastructure LP (A)(C)	8.500	07-15-23	72,000	3,251
Antero Midstream Partners LP (A)	5.375	06-15-29	147,000	134,786
Antero Resources Corp. (A)	5.375	03-01-30	63,000	59,300
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	181,000	162,900
Cheniere Energy Partners LP	4.000	03-01-31	290,000	254,113
Cheniere Energy Partners LP	4.500	10-01-29	280,000	257,831
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	129,000	125,698
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	70,000	62,653
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	94,000	81,472
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	275,000	253,897
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	39,712
EQM Midstream Partners LP (A)	7.500	06-01-27	50,000	49,442
Hess Midstream Operations LP (A)	4.250	02-15-30	42,000	36,057
Hess Midstream Operations LP (A)	5.500	10-15-30	19,000	17,300
Inversiones Latin America Power, Ltda. (A)	5.125	06-15-33	195,890	107,748
Leviathan Bond, Ltd. (A)	6.500	06-30-27	264,000	255,497
Leviathan Bond, Ltd. (A)	6.750	06-30-30	38,000	35,971
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	200,000	167,250
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	472,000	455,218
Parkland Corp. (A)	4.500	10-01-29	116,000	98,151
Parkland Corp. (A)	4.625	05-01-30	107,000	91,848
Petroleos Mexicanos (A)	8.750	06-02-29	160,000	147,477
Southwestern Energy Company	4.750	02-01-32	74,000	65,961
Sunoco LP	4.500	05-15-29	70,000	59,471
Sunoco LP	4.500	04-30-30	167,000	142,451
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	52,000	45,370
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	87,000	75,510
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 7.8%				$2,653,484
Banks 4.9%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	200,000	150,049
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	193,500
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	331,000	280,729
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	207,000	205,437
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	158,000	144,651
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	191,060
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	200,000	187,959
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (A)(B)	4.750	05-26-26	200,000	165,536
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	162,000
Capital markets 1.3%
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	250,000	177,624
MSCI, Inc. (A)	3.250	08-15-33	194,000	153,977
MSCI, Inc. (A)	3.625	11-01-31	127,000	105,804
Consumer finance 0.7%
Enova International, Inc. (A)	8.500	09-01-24	30,000	28,547
Enova International, Inc. (A)	8.500	09-15-25	157,000	146,459
OneMain Finance Corp.	6.875	03-15-25	81,000	78,734
Insurance 0.5%
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	189,000	156,163
Thrifts and mortgage finance 0.4%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	80,000	62,996
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	70,000	62,259
Health care 4.7%				1,592,454
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	101,000	97,465
Health care providers and services 3.9%
AdaptHealth LLC (A)	5.125	03-01-30	117,000	99,889
Centene Corp.	3.000	10-15-30	190,000	158,802
Centene Corp.	3.375	02-15-30	120,000	102,900
Centene Corp.	4.250	12-15-27	70,000	66,476
Centene Corp.	4.625	12-15-29	80,000	75,363
DaVita, Inc. (A)	3.750	02-15-31	237,000	174,379
DaVita, Inc. (A)	4.625	06-01-30	222,000	178,719
Encompass Health Corp.	4.500	02-01-28	77,000	67,363
Encompass Health Corp.	4.625	04-01-31	73,000	60,292
Rede D’or Finance Sarl (A)	4.500	01-22-30	200,000	177,000
Select Medical Corp. (A)	6.250	08-15-26	166,000	158,806
Pharmaceuticals 0.5%
Organon & Company (A)	5.125	04-30-31	200,000	175,000
Industrials 16.8%				5,737,632
Aerospace and defense 0.6%
TransDigm, Inc.	5.500	11-15-27	204,000	183,580
Airlines 5.8%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	645,859	553,051
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	74,985	72,603
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	75,008	59,042
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	178,937	134,267
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	67,000	55,757
Delta Air Lines, Inc.	2.900	10-28-24	415,000	388,923
Delta Air Lines, Inc.	4.375	04-19-28	226,000	198,725
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	153,646	$136,105
United Airlines, Inc. (A)	4.375	04-15-26	194,000	176,880
United Airlines, Inc. (A)	4.625	04-15-29	147,000	128,993
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,927	4,906
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	69,417	69,304
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	179,000	142,884
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	31,019
Builders FirstSource, Inc. (A)	6.375	06-15-32	115,000	106,663
Commercial services and supplies 3.4%
Albion Financing 1 Sarl (A)	6.125	10-15-26	200,000	178,118
APX Group, Inc. (A)	5.750	07-15-29	142,000	115,821
Cimpress PLC (A)	7.000	06-15-26	273,000	217,560
Garda World Security Corp. (A)	6.000	06-01-29	84,000	65,100
GFL Environmental, Inc. (A)	3.500	09-01-28	185,000	160,695
GFL Environmental, Inc. (A)	4.375	08-15-29	137,000	116,108
Graphic Packaging International LLC (A)	3.500	03-01-29	148,000	127,166
Legends Hospitality Holding Company LLC (A)	5.000	02-01-26	52,000	47,450
Prime Security Services Borrower LLC (A)	3.375	08-31-27	49,000	42,171
Prime Security Services Borrower LLC (A)	6.250	01-15-28	110,000	96,848
Construction and engineering 0.9%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	167,000	133,545
Tutor Perini Corp. (A)	6.875	05-01-25	199,000	162,683
Electrical equipment 0.5%
Vertiv Group Corp. (A)	4.125	11-15-28	193,000	166,945
Machinery 0.9%
Hillenbrand, Inc.	3.750	03-01-31	70,000	59,152
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	79,000	76,531
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	200,000	182,000
Professional services 0.3%
TriNet Group, Inc. (A)	3.500	03-01-29	114,000	97,762
Road and rail 1.8%
Uber Technologies, Inc. (A)	4.500	08-15-29	260,000	225,713
Uber Technologies, Inc. (A)	7.500	05-15-25	170,000	171,100
Uber Technologies, Inc. (A)	7.500	09-15-27	230,000	230,293
Trading companies and distributors 1.8%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	130,000	108,874
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	184,000	155,909
H&E Equipment Services, Inc. (A)	3.875	12-15-28	173,000	146,164
United Rentals North America, Inc.	4.875	01-15-28	226,000	211,222
Information technology 2.1%				708,214
IT services 1.5%
Block, Inc.	2.750	06-01-26	48,000	42,656
Block, Inc.	3.500	06-01-31	90,000	74,046
Gartner, Inc. (A)	3.625	06-15-29	61,000	52,460
Gartner, Inc. (A)	4.500	07-01-28	227,000	209,510
Sabre GLBL, Inc. (A)	7.375	09-01-25	138,000	130,741
Software 0.4%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	165,000	147,571
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.2%
Atento Luxco 1 SA (A)	8.000	02-10-26	109,000	$51,230
Materials 8.7%				2,995,096
Chemicals 3.7%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	155,000
CVR Partners LP (A)	6.125	06-15-28	64,000	58,434
FS Luxembourg Sarl (A)	10.000	12-15-25	200,000	206,110
LSB Industries, Inc. (A)	6.250	10-15-28	94,000	87,002
Methanex Corp.	4.250	12-01-24	150,000	145,500
Sasol Financing USA LLC	5.500	03-18-31	200,000	168,000
Trinseo Materials Operating SCA (A)	5.125	04-01-29	119,000	84,454
Tronox, Inc. (A)	4.625	03-15-29	167,000	138,911
Valvoline, Inc. (A)	3.625	06-15-31	201,000	161,910
WR Grace Holdings LLC (A)	4.875	06-15-27	81,000	74,915
Construction materials 1.5%
Cemex SAB de CV (A)	3.875	07-11-31	200,000	168,413
Cemex SAB de CV (A)	5.200	09-17-30	200,000	181,554
Standard Industries, Inc. (A)	3.375	01-15-31	66,000	48,393
Standard Industries, Inc. (A)	4.375	07-15-30	107,000	84,961
Standard Industries, Inc. (A)	5.000	02-15-27	37,000	33,838
Containers and packaging 1.2%
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	110,000	102,099
Pactiv Evergreen Group Issuer LLC (A)	4.000	10-15-27	221,000	192,900
Pactiv Evergreen Group Issuer LLC (A)	4.375	10-15-28	95,000	83,588
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	51,000	44,793
Metals and mining 2.3%
Arconic Corp. (A)	6.125	02-15-28	91,000	85,420
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	400,000	381,500
Hudbay Minerals, Inc. (A)	4.500	04-01-26	37,000	33,578
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,431
Novelis Corp. (A)	4.750	01-30-30	258,000	224,460
Volcan Cia Minera SAA (A)	4.375	02-11-26	39,000	33,932
Real estate 1.4%				485,992
Equity real estate investment trusts 1.4%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	41,000	34,034
Iron Mountain, Inc. (A)	4.875	09-15-29	88,000	76,316
Iron Mountain, Inc. (A)	5.250	07-15-30	103,000	91,155
RHP Hotel Properties LP (A)	4.500	02-15-29	231,000	199,488
RLJ Lodging Trust LP (A)	3.750	07-01-26	20,000	17,943
XHR LP (A)	4.875	06-01-29	76,000	67,056
Utilities 2.8%				961,742
Electric utilities 1.3%
FirstEnergy Corp.	2.650	03-01-30	141,000	120,286
NRG Energy, Inc. (A)	3.375	02-15-29	38,000	31,216
NRG Energy, Inc. (A)	3.625	02-15-31	120,000	95,316
NRG Energy, Inc. (A)	3.875	02-15-32	247,000	195,748
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	194,000	184,077
Independent power and renewable electricity producers 1.0%
DPL, Inc.	4.125	07-01-25	158,000	149,084
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	144,000	$134,215

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	56,000	51,800
Term loans (D) 2.5%				$869,898
(Cost $955,997)
Communication services 0.2%				63,371
Media 0.2%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	8.024	09-01-27	67,000	63,371
Consumer discretionary 0.7%				246,401
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	6.127	10-18-28	56,912	52,928
Household durables 0.6%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	6.340	02-26-29	222,000	193,473
Health care 0.1%				46,996
Health care providers and services 0.1%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%)	6.563	03-31-28	48,077	46,996
Industrials 0.7%				233,852
Professional services 0.7%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	6.063	06-02-28	273,112	233,852
Information technology 0.4%				137,771
Software 0.4%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.780	02-01-29	152,000	137,771
Materials 0.4%				141,507
Containers and packaging 0.4%
Clydesdale Acquisition Holdings, Inc., Term Loan B (E)	TBD	04-13-29	34,000	32,762

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	5.623	04-03-24	111,269	108,745
Asset backed securities 0.1%				$31,240
(Cost $38,000)
Asset backed securities 0.1%				31,240
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	31,240

	Shares	Value
Common stocks 0.6%		$216,213
(Cost $240,108)
Utilities 0.6%		216,213
Multi-utilities 0.6%

Algonquin Power & Utilities Corp.	4,850	216,213

Preferred securities 0.3%		$82,726
(Cost $91,274)
Communication services 0.3%		82,726
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	3,800	82,726

14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Par value^	Value
Escrow certificates 0.0%		$50
(Cost $0)
LSC Communications, Inc. (A)(F)	80,000	50

Total investments (Cost $37,990,349) 97.6%	$33,394,434
Other assets and liabilities, net 2.4%	816,646
Total net assets 100.0%	$34,211,080

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,469,939 or 62.8% of the portfolio’s net assets as of 8-31-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Non-income producing security.
The portfolio had the following country composition as a percentage of net assets on 8-31-22:
United States	73.9%
Canada	5.3%
Luxembourg	3.6%
United Kingdom	3.3%
Mexico	3.1%
Brazil	2.0%
Ireland	1.6%
Israel	1.4%
United Arab Emirates	1.2%
Netherlands	1.1%
Other countries	3.5%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 45.4%				$24,573,492
(Cost $25,496,988)
Commercial and residential 37.4%				20,262,945
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	239,333	230,800
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	118,787	106,274
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	646,168	546,953
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	313,740	277,458
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	96,268	91,008
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	78,325	68,598
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	246,575
Series 2015-200P, Class C (A)(B)	3.716	04-14-33	115,000	107,331
BBCMS Mortgage Trust
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-C6, Class A2	2.690	02-15-53	81,000	$77,531
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	88,706
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	93,370	90,387
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	4.077	05-15-39	328,000	321,440
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	4.627	05-15-39	100,000	97,977
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (A)(C)	4.205	04-15-37	326,000	321,110
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	271,989	252,280
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	3.321	10-15-37	204,140	199,098
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(C)	3.242	11-15-38	400,000	386,999
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	3.312	12-15-38	626,000	607,220
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	3.491	09-15-36	367,000	346,412
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (A)(C)	3.297	01-17-39	311,000	302,198
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	3.891	01-15-34	20,000	18,900
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	3.491	08-15-36	355,000	330,610
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	4.141	12-15-37	235,000	228,948
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	326,000	319,355
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	130,000	114,907
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	331,498	315,459
Series 2019-PRM, Class A (A)	3.341	05-10-36	315,000	309,391
Series 2019-SMRT, Class A (A)	4.149	01-10-36	275,000	270,643
Series 2020-GC46, Class A2	2.708	02-15-53	325,000	310,209
Series 2021-PRM2, Class A (1 month LIBOR + 0.950%) (A)(C)	3.342	10-15-36	215,000	208,264
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	6,526	6,445
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	147,174	125,375
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	243,850	206,187
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	159,478	138,849
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	208,250	195,978
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	28,283	25,989
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	149,188	132,281
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-CR25, Class A4	3.759	08-10-48	120,000	117,200
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	284,098
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	3.991	05-15-36	225,000	220,500
Series 2020-NET, Class A (A)	2.257	08-15-37	371,957	345,685
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	95,181	86,499
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	77,051	63,160
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	116,944	97,472
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	341,100	292,684
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	260,000	240,159
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	258,394	226,290
Ellington Financial Mortgage Trust
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	42,205	$40,474
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	165,086	148,283
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	108,585	92,221
GCAT Trust
Series 2020-3, Class A1 (2.981% to 9-25-23, then 5.981% to 9-25-24, then 6.981% thereafter) (A)	2.981	09-25-25	84,285	82,378
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	192,044	179,971
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	102,734	94,037
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	197,714	174,125
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	110,124	96,706
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	106,682
Series 2019-GC39, Class A2	3.457	05-10-52	220,000	215,783
Series 2020-UPTN, Class A (A)	2.751	02-10-37	120,000	112,855
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	71,772	66,439
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	196,929	179,739
Imperial Fund Mortgage Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	10-25-55	127,682	121,031
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	173,091	155,006
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	4.739	08-15-37	360,000	357,984
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	233,000	229,707
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	360,000	324,674
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	3.441	05-15-36	485,000	471,808
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	3.091	03-15-38	358,784	347,321
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	3.791	03-15-38	182,832	175,074
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	3.603	05-15-39	700,000	686,840
MFA Trust
Series 2021-INV1, Class A1 (A)(B)	0.852	01-25-56	112,300	104,399
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	41,299	38,041
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (A)(C)	3.122	01-15-27	275,000	265,375
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.791	11-15-34	215,000	212,850
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	111,696	106,988
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	365,381	326,926
OBX Trust
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	227,309	187,107
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	200,000	189,413
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	300,000	254,220
Series 2021-OVA, Class C (A)	2.851	07-15-41	200,000	163,269
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(C)	3.308	01-15-39	494,000	480,119
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	64,352	60,462
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	175,333	161,676
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.333	10-25-53	100,000	97,497
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	94,875
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	8,611	8,542
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	23,941	$23,379
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	52,731	50,370
Series 2018-6, Class A1 (A)(B)	3.750	03-25-58	234,207	228,048
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	50,951	50,357
Series 2019-1, Class A1 (A)(B)	3.679	03-25-58	216,137	208,232
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	394,579	378,973
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	362,277	346,900
Verus Securitization Trust
Series 2020-4, Class A1 (1.502% to 7-1-24, then 2.502% thereafter) (A)	1.502	05-25-65	29,700	28,459
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (A)	1.218	05-25-65	119,169	112,388
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	43,850	39,274
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	265,657	235,323
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	414,566	350,079
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	479,820	420,018
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	116,606	109,247
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	197,187	181,097
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	84,698	81,407
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	210,605
U.S. Government Agency 8.0%				4,310,547
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M1 (1 month SOFR + 0.800%) (A)(C)	2.983	10-25-41	180,000	178,096
Series 2021-DNA7, Class M1 (1 month SOFR + 0.850%) (A)(C)	3.033	11-25-41	176,000	174,229
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(C)	3.183	01-25-42	205,405	200,865
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(C)	3.483	02-25-42	82,980	82,644
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	4.183	04-25-42	422,045	424,212
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (A)(C)	5.083	04-25-42	380,000	377,759
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	4.383	05-25-42	167,894	168,414
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	5.533	05-25-42	254,000	254,000
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (A)(C)	6.683	06-25-42	360,000	374,301
Series K048, Class X1 IO	0.348	06-25-25	10,065,114	56,451
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	4.283	03-25-42	256,090	255,969
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	4.183	03-25-42	78,418	78,332
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	4.933	05-25-42	93,086	94,614
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,574,033	164,002
Series 2020-114, Class IO	0.799	09-16-62	860,096	56,203
Series 2020-118, Class IO	0.888	06-16-62	736,028	49,270
Series 2020-120, Class IO	0.760	05-16-62	1,023,245	65,394
Series 2020-137, Class IO	0.794	09-16-62	4,094,476	254,248
Series 2020-150, Class IO	0.957	12-16-62	1,156,261	85,613
Series 2020-170, Class IO	0.832	11-16-62	524,162	35,666
Series 2020-92, Class IO	0.877	02-16-62	816,981	56,110
Series 2021-10, Class IO	0.983	05-16-63	450,239	35,106
Series 2021-11, Class IO	1.021	12-16-62	659,552	50,378
Series 2021-203, Class IO	0.866	07-16-63	4,557,699	312,306
Series 2021-47, Class IO	0.992	03-16-61	2,917,310	228,109

Series 2022-57, Class IO	0.756	09-16-63	2,981,120	198,256
Asset backed securities 53.5%				$29,008,299
(Cost $30,845,469)
Asset backed securities 53.5%				29,008,299
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	211,000	199,749
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aimco CLO 12, Ltd.
Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) (A)(C)	3.651	01-17-32	304,000	$298,079
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	665,000	585,532
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	72,000	69,966
AMSR Trust
Series 2019-SFR1, Class A (A)	2.774	01-19-39	250,000	233,777
Series 2020-SFR2, Class A (A)	1.632	07-17-37	450,000	420,686
Series 2020-SFR4, Class A (A)	1.355	11-17-37	115,000	105,717
Series 2021-SFR1, Class B (A)(B)	2.153	06-17-38	250,000	216,501
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (A)(C)	3.707	10-20-31	326,000	319,540
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	296,010	284,263
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	231,248	214,108
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	264,600	233,008
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	243,000	231,183
Series 2020-1A, Class A (A)	2.330	08-20-26	350,000	329,570
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	223,667	198,412
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (A)(C)	3.682	07-15-34	300,000	291,919
Benefit Street Partners CLO XXIII, Ltd.
Series 2021-23A, Class A1 (3 month LIBOR + 1.080%) (A)(C)	3.863	04-25-34	250,000	242,540
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	85,000	80,991
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (A)(C)	3.632	07-15-32	250,000	244,222
Series 2020-2A, Class A1R (3 month LIBOR + 1.140%) (A)(C)	3.923	01-25-35	250,000	242,632
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	290,786	273,974
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	92,165
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	451,047	409,633
Series 2021-1A, Class A1 (A)	1.530	03-15-61	434,992	384,056
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	151,009	145,173
CIFC Funding, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.170%) (A)(C)	3.880	10-20-34	250,000	244,120
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	571,464	507,539
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	393,704	345,042
Series 2022-1A, Class A (A)	2.720	01-18-47	477,124	424,070
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	530,000	471,753
Series 2021-2A, Class A2 (A)	2.400	10-25-51	396,000	349,594
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	396,325	371,291
Series 2021-1A, Class A2I (A)	2.045	11-20-51	364,248	316,749
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	239,000	203,832
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	368,630	350,660
Series 2021-1A, Class A2I (A)	2.662	04-25-51	587,563	504,233
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	216,395	$208,321
Series 2020-2A, Class A2 (A)	3.237	01-20-51	128,050	110,118
Series 2021-1A, Class A2 (A)	2.791	10-20-51	182,620	149,932
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (A)(C)	4.212	01-15-35	250,000	241,097
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	38,905	36,668
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	195,000	190,994
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	125,226	115,774
Series 2020-SFR2, Class A (A)	1.266	10-19-37	446,546	410,082
Series 2021-SFR1, Class A (A)	1.538	08-17-38	211,028	187,066
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	188,291
Series 2021-SFR2, Class A (A)	1.376	09-17-38	112,495	98,350
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	177,210	169,210
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	150,000	144,012
Series 2021-1A, Class A2 (A)	2.773	04-20-29	191,000	180,203
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (A)(C)	4.350	07-20-31	286,000	276,351
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	243,000	222,579
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	326,892	321,193
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	255,738	236,623
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	79,574	73,882
Series 2021-1, Class A (A)	1.698	09-17-41	1,310	1,127
Series 2021-2, Class A (A)	1.901	12-17-26	122,277	109,189
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	92,000	81,311
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	354,600	331,257
Series 2022-1A, Class A2I (A)	3.445	02-26-52	204,930	185,557
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	22,285	21,910
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR2 (3 month LIBOR + 0.900%) (A)(C)	3.683	07-23-29	243,814	240,516
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (A)(C)	3.739	07-27-31	250,000	247,211
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (A)(C)	3.905	11-15-29	218,384	215,317
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	139,919
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	58,928	57,751
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	90,680	85,746
Series 2020-BA, Class A2 (A)	2.120	01-15-69	140,884	131,352
Series 2020-FA, Class A (A)	1.220	07-15-69	65,178	59,775
Series 2020-GA, Class A (A)	1.170	09-16-69	206,551	189,163
Series 2020-HA, Class A (A)	1.310	01-15-69	223,317	205,896
Series 2021-A, Class A (A)	0.840	05-15-69	333,948	300,199
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	78,796	68,557
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	292,300	$252,325
Series 2022-1A, Class A2 (A)	3.695	01-30-52	119,400	101,143
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) (A)(C)	3.717	01-20-35	250,000	243,597
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(C)	4.227	01-20-35	250,000	239,097
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	597,000	517,993
Series 2021-1, Class B1 (A)	2.410	10-20-61	100,000	85,818
NYACK Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.120%) (A)(C)	3.830	10-20-34	250,000	244,292
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (A)(C)	3.672	07-15-34	500,000	485,303
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	3.732	10-15-34	250,000	241,135
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (A)(C)	3.860	10-20-34	250,000	243,121
Octagon Investment Partners, Ltd.
Series 2020-3A, Class AR (3 month LIBOR + 1.150%) (A)(C)	3.860	10-20-34	250,000	244,009
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	79,424	79,002
Series 2020-1A, Class A2 (A)	3.101	02-15-28	39,572	39,181
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	509,000	456,905
Series 2021-SFR5, Class A (A)	1.427	07-17-38	198,745	175,468
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	475,000	453,300
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	123,503
Series 2021-1A, Class B (A)	1.370	08-20-29	200,000	182,333
ServiceMaster Funding LLC
Series 2020-1, Class A2II (A)	3.337	01-30-51	92,590	72,422
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	280,450	229,512
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	199,820	188,444
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A (A)	0.990	11-20-37	105,225	98,622
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	278,408	271,700
Series 2019-B, Class A2A (A)	2.840	06-15-37	185,375	177,787
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	140,465	128,129
Series 2021-A, Class APT2 (A)	1.070	01-15-53	226,488	200,924
Series 2021-D, Class A1A (A)	1.340	03-17-53	245,180	222,178
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	516,756	474,052
Series 2020-1A, Class A2II (A)	4.336	01-20-50	289,346	256,438
Series 2021-1A, Class A2I (A)	2.190	08-20-51	283,378	226,913
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	3.878	01-15-33	250,000	243,426
Symphony Static CLO I, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 0.830%) (A)(C)	3.613	10-25-29	229,602	225,926
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	284,250	281,218
Series 2021-1A, Class A2I (A)	1.946	08-25-51	349,360	303,490
TAL Advantage VII LLC
Series 2020-1A, Class A (A)	2.050	09-20-45	171,731	154,546
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	338,000	300,743
Series 2021-1A, Class A (A)	1.650	02-20-46	175,458	149,981
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	300,000	$292,159
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	336,478	291,920
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	464,581	410,241
Series 2021-1A, Class A (A)	1.860	03-20-46	290,263	250,645
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	414,190	399,977
Series 2020-1A, Class A2 (A)	1.645	09-15-45	310,000	276,586
Series 2020-2A, Class A2 (A)	1.992	09-15-45	620,000	534,095
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	77,495	70,772
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	121,341	109,046
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	84,838	81,562
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	501,930	419,928
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	453,720	386,976
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	237,600	201,638

Total investments (Cost $56,342,457) 98.9%	$53,581,791
Other assets and liabilities, net 1.1%	612,256
Total net assets 100.0%	$54,194,047

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,777,031 or 91.8% of the portfolio’s net assets as of 8-31-22.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The portfolio had the following country composition as a percentage of net assets on 8-31-22:
United States	88.5%
Cayman Islands	11.1%
Other countries	0.4%
TOTAL	100.0%
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$39,529,217	—	$39,529,217	—
Municipal bonds	369,859	—	369,859	—
Total investments in securities	$39,899,076	—	$39,899,076	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$203,075	—	$203,075	—
Corporate bonds	31,991,232	—	31,991,232	—
Term loans	869,898	—	869,898	—
Asset backed securities	31,240	—	31,240	—
Common stocks	216,213	$216,213	—	—
Preferred securities	82,726	82,726	—	—
Escrow certificates	50	—	50	—
Total investments in securities	$33,394,434	$298,939	$33,095,495	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$24,573,492	—	$24,573,492	—
Asset backed securities	29,008,299	—	29,008,299	—
Total investments in securities	$53,581,791	—	$53,581,791	—
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For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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